Property, plant and equipment, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Property, plant and equipments,net [Line Items]
Opening balance		$ 1,960,025		$ 1,747,624
Balance as of December		1,949,555		1,960,025
Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		794,831		1,360,310
Balance as of December		855,881		794,831
Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		5,807,740		6,077,289
Balance as of December		5,678,424		5,807,740
Machinery [member]
Property, plant and equipments,net [Line Items]
Adjustments and reclassifications				6,640
Accumulated depreciation and amortisation [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		3,389,171		3,398,016
Additions		83,992		132,387
Sales and disposals		(88,433)		(141,232)
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		3,384,730		3,389,171
Accumulated depreciation and amortisation [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		1,630,715		1,169,233
Additions		455,513		472,121
Adjustments and reclassifications		0		0
Sales and disposals		(5,782)		(10,639)
Transfer/Other changes		0		0
Balance as of December		2,080,446		1,630,715
Accumulated depreciation and amortisation [member] | Land improvement [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		35,053		35,266
Additions		90		298
Sales and disposals		0		0
Transfer/Other changes		0		(511)
Impairment loss				0
Balance as of December		35,143		35,053
Accumulated depreciation and amortisation [member] | Buildings and constructions [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		235,340		196,515
Additions		5,020		61,530
Sales and disposals		(12)		(22,705)
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		240,348		235,340
Accumulated depreciation and amortisation [member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		144,862		60,903
Additions		86,391		88,925
Adjustments and reclassifications		(457)		(30)
Sales and disposals		(1,169)		(4,936)
Transfer/Other changes		0		0
Balance as of December		229,627		144,862
Accumulated depreciation and amortisation [member] | Machinery [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		329,965		429,910
Additions		8,431		12,230
Sales and disposals		(88,421)		(112,175)
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		249,975		329,965
Accumulated depreciation and amortisation [member] | Machinery [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		1,237,979		966,525
Additions		283,250		275,388
Adjustments and reclassifications		457		30
Sales and disposals		(4,349)		(3,964)
Transfer/Other changes		0		0
Balance as of December		1,517,337		1,237,979
Accumulated depreciation and amortisation [member] | Leach pads [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		1,588,205		1,565,508
Additions		33,061		22,697
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		1,621,266		1,588,205
Accumulated depreciation and amortisation [member] | Vehicles [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		11,003		14,620
Additions		21		2,735
Sales and disposals		0		(6,352)
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		11,024		11,003
Accumulated depreciation and amortisation [member] | Vehicles [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		10,865		9,723
Additions		1,593		1,828
Adjustments and reclassifications		0		0
Sales and disposals		(237)		(686)
Transfer/Other changes		0		0
Balance as of December		12,221		10,865
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		2,556		2,547
Additions		0		9
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		2,556		2,556
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		802		777
Additions		32		26
Adjustments and reclassifications		0		0
Sales and disposals		0		(1)
Transfer/Other changes		0		0
Balance as of December		834		802
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		55,645		53,964
Additions		269		1,681
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		55,914		55,645
Accumulated depreciation and amortisation [member] | Other property, plant and equipment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		13,953		12,582
Additions		2,474		2,423
Adjustments and reclassifications		0		0
Sales and disposals		(27)		(1,052)
Transfer/Other changes		0		0
Balance as of December		16,400		13,953
Accumulated depreciation and amortisation [member] | Mining property [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		29,457		29,457
Additions		0		0
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		29,457		29,457
Accumulated depreciation and amortisation [member] | Asset retirement and mine closure cost asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		337,173		318,405
Additions		19,172		18,768
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		356,345		337,173
Accumulated depreciation and amortisation [member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		142,170		138,178
Additions		1,082		3,992
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		143,252		142,170
Accumulated depreciation and amortisation [member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		209,065		111,552
Additions		76,262		97,513
Adjustments and reclassifications		0		0
Sales and disposals		0		0
Transfer/Other changes		0		0
Balance as of December		285,327		209,065
Accumulated depreciation and amortisation [member] | Mine developments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		622,604		613,646
Additions		16,846		8,447
Sales and disposals		0		0
Transfer/Other changes		0		511
Impairment loss				0
Balance as of December		639,450		622,604
Accumulated depreciation and amortisation [member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		137,376		149,724
Additions		2,661		3,743
Adjustments and reclassifications		(3,710)		0
Sales and disposals		0		0
Transfer/Other changes		0		0
Balance as of December		136,327		137,376
Gross carrying amount [member]
Property, plant and equipments,net [Line Items]
Opening balance		3,501,216		3,021,340
Additions		277,824		408,898
Adjustments and reclassifications				78,660
Sales and disposals		(18,056)		(7,323)
Balance as of December		3,596,342		3,501,216
Gross carrying amount [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		4,184,002		4,758,326
Additions		148,950		456,908
Sales and disposals		(92,341)		(158,755)
Transfer/Other changes		0		(248)
Impairment loss				(872,229)
Balance as of December		4,240,611		4,184,002
Gross carrying amount [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		7,438,455		7,246,522
Additions		330,129		219,880
Adjustments and reclassifications		(3,710)		(16,091)
Sales and disposals		(6,004)		(11,856)
Transfer/Other changes		0		0
Balance as of December		7,758,870		7,438,455
Gross carrying amount [member] | Land [member]
Property, plant and equipments,net [Line Items]
Opening balance		22,958		22,454
Additions		0		162
Adjustments and reclassifications				78
Sales and disposals		0		0
Balance as of December		22,690		22,958
Gross carrying amount [member] | Land [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		9,459		11,521
Additions		0		0
Sales and disposals		0		0
Transfer/Other changes		0		201
Impairment loss				(2,263)
Balance as of December		9,459		9,459
Gross carrying amount [member] | Land [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		23,683		20,384
Additions		0		0
Adjustments and reclassifications		0		0
Sales and disposals		0		0
Transfer/Other changes		784		3,299
Balance as of December		24,467		23,683
Gross carrying amount [member] | Land improvement [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		36,454		41,909
Additions		0		0
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				(5,455)
Balance as of December		36,454		36,454
Gross carrying amount [member] | Buildings and constructions [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		236,551		274,262
Additions		0		0
Sales and disposals		(42)		(26,410)
Transfer/Other changes		61,289		26,396
Impairment loss				(37,697)
Balance as of December		297,798		236,551
Gross carrying amount [member] | Buildings and constructions [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		2,376,961		2,202,122
Additions		0		0
Adjustments and reclassifications		(13,532)		(11,114)
Sales and disposals		(1,169)		(5,633)
Transfer/Other changes		7,782		191,586
Balance as of December		2,370,042		2,376,961
Gross carrying amount [member] | Machinery [member]
Property, plant and equipments,net [Line Items]
Opening balance		986,032		827,225
Additions		2,579		46,152
Adjustments and reclassifications				9,425
Sales and disposals		(3,749)		(6,569)
Balance as of December		929,023		986,032
Gross carrying amount [member] | Machinery [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		379,164		511,942
Additions		0		0
Sales and disposals		(92,299)		(125,064)
Transfer/Other changes		0		22,865
Impairment loss				(30,579)
Balance as of December		286,865		379,164
Gross carrying amount [member] | Machinery [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		4,442,180		4,203,431
Additions		0		0
Adjustments and reclassifications		13,532		11,114
Sales and disposals		(4,540)		(4,427)
Transfer/Other changes		102,336		232,062
Balance as of December		4,553,508		4,442,180
Gross carrying amount [member] | Leach pads [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		1,670,835		1,890,823
Additions		0		0
Sales and disposals		0		0
Transfer/Other changes		51,951		15,276
Impairment loss				(235,264)
Balance as of December		1,722,786		1,670,835
Gross carrying amount [member] | Vehicles [member]
Property, plant and equipments,net [Line Items]
Opening balance		10,416		10,649
Additions		11		174
Adjustments and reclassifications				357
Sales and disposals		(190)		(341)
Balance as of December		9,946		10,416
Gross carrying amount [member] | Vehicles [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		11,024		15,198
Additions		0		0
Sales and disposals		0		(4,168)
Transfer/Other changes		0		0
Impairment loss				(6)
Balance as of December		11,024		11,024
Gross carrying amount [member] | Vehicles [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		19,110		19,627
Additions		0		0
Adjustments and reclassifications		0		0
Sales and disposals		(261)		(730)
Transfer/Other changes		1,708		213
Balance as of December		20,557		19,110
Gross carrying amount [member] | Fixtures and fittings [member]
Property, plant and equipments,net [Line Items]
Opening balance		14,047		13,429
Additions		31		89
Adjustments and reclassifications				359
Sales and disposals		(157)		(61)
Balance as of December		13,902		14,047
Gross carrying amount [member] | Fixtures and fittings [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		2,556		2,556
Additions		0		0
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				0
Balance as of December		2,556		2,556
Gross carrying amount [member] | Fixtures and fittings [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		949		950
Additions		0		0
Adjustments and reclassifications		0		0
Sales and disposals		0		(1)
Transfer/Other changes		0		0
Balance as of December		949		949
Gross carrying amount [member] | Other property, plant and equipment [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		57,773		60,462
Additions		0		353
Sales and disposals		0		0
Transfer/Other changes		0		217
Impairment loss				(3,259)
Balance as of December		57,773		57,773
Gross carrying amount [member] | Other property, plant and equipment [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		24,671		24,728
Additions		0		0
Adjustments and reclassifications		0		0
Sales and disposals		(34)		(1,065)
Transfer/Other changes		340		1,008
Balance as of December		24,977		24,671
Gross carrying amount [member] | Construction in progress [member]
Property, plant and equipments,net [Line Items]
Opening balance		105,788		68,123
Additions		173,333		210,915
Adjustments and reclassifications				1,037
Sales and disposals		0		(352)
Balance as of December		101,122		105,788
Gross carrying amount [member] | Construction in progress [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		483,225		476,353
Additions		51,624		78,609
Sales and disposals		0		0
Transfer/Other changes		(134,439)		(70,282)
Impairment loss				(1,455)
Balance as of December		400,410		483,225
Gross carrying amount [member] | Construction in progress [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		88,766		362,058
Additions		173,845		154,876
Adjustments and reclassifications		0		0
Sales and disposals		0		0
Transfer/Other changes		(112,950)		(428,168)
Balance as of December		149,661	[1]	88,766
Gross carrying amount [member] | Mining property [member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		37,521		49,544
Additions		0		0
Sales and disposals		0		(3,113)
Transfer/Other changes		0		0
Impairment loss				(8,910)
Balance as of December		37,521		37,521
Gross carrying amount [member] | Asset retirement and mine closure cost asset [Member]
Property, plant and equipments,net [Line Items]
Additions				352,000
Gross carrying amount [member] | Asset retirement and mine closure cost asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		409,797		452,145
Additions		97,326		351,798
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				(394,146)
Balance as of December		507,123		409,797
Gross carrying amount [member] | Stripping activity asset [Member]
Property, plant and equipments,net [Line Items]
Opening balance		18,729		12,916
Additions		16,343		5,813
Adjustments and reclassifications	[2]			0
Sales and disposals		0		0
Balance as of December		41,695		18,729
Gross carrying amount [member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		148,487		157,048
Additions		0		26,148
Sales and disposals		0		0
Transfer/Other changes		0		0
Impairment loss				(34,709)
Balance as of December		148,487		148,487
Gross carrying amount [member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		324,759		263,498
Additions		153,623		61,261
Adjustments and reclassifications		0		0
Sales and disposals		0		0
Transfer/Other changes		0		0
Balance as of December		478,382		324,759
Gross carrying amount [member] | Mine developments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Property, plant and equipments,net [Line Items]
Opening balance		701,156		814,563
Additions		0		0
Sales and disposals		0		0
Transfer/Other changes		21,199		5,079
Impairment loss				(118,486)
Balance as of December		722,355		701,156
Gross carrying amount [member] | Asset retirement costs [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Property, plant and equipments,net [Line Items]
Opening balance		13,189		7,171
Additions		5,511		6,018
Adjustments and reclassifications		0		(16,091)
Sales and disposals				0
Transfer/Other changes		0		0
Balance as of December		$ 18,700		$ 13,189

[1]	As of December 31, 2017 construction in progress relates to the tailing cyclone relocation (US$47.5 million), mine maintenance truck shop (US$38.4 million) and the purchase of used Komatsu 930E haul trucks from PT Freeport Indonesia (related party) (US$17.1 million).
[2]	In mid-2016, a landslide occurred in the west wall of the Tajo Norte; consequently, it was decided not to mine this area due to stability and operational design issues. According to the distribution of reserves, this area (Phase 10) contained 5.5 MT of ore and 9.2 MT of waste valued at US$13,573,000, which were withdrawn from the reserves.